Sherwood Forest Alternative Fund
FUND SUMMARY
INVESTMENT OBJECTIVE
The objective of the Sherwood Forest Alternative Fund (the “Fund”) is to seek long-term capital appreciation by realizing gains during periods of rising and declining markets.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Sherwood Forest Alternative Fund (USD $)	Institutional Shares	Class A Shares	Class C Shares	Platform Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of NAV at the time of purchase)	none	none	2.00%	none
Redemption Fees	none	none	none	none
Exchange Fees	none	none	none	none

Annual Fund Operating Expenses Sherwood Forest Alternative Fund		Institutional Shares	Class A Shares	Class C Shares	Platform Shares
Management Fee		1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) and Service Fees		none	0.25%	1.00%	0.25%
Other Expenses		1.29%	1.29%	1.29%	1.29%
Acquired Fund Fees and Expenses		0.13%	0.13%	0.13%	0.13%
Fee Waivers and/or Expense Reimbursements		(0.64%)	(0.64%)	(0.64%)	(0.64%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	[1]	1.78%	2.03%	2.78%	2.03%
[1]	The Advisor has contractually agreed to reduce fees and reimburse expenses until November 30, 2013 in order to keep Net Operating Expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.90%, 2.65% 1.65% and 1.90% for the Fund's Class A, Class C, Institutional and Platform shares, respectively If at any point it becomes unnecessary for the Advisor to waive fees or make expense reimbursements, the Advisor may recover the sum of all fees previously waived or reimbursed by the Advisor to the Fund during any of the previous three (3) years provided total expenses do not exceed the limitations set forth above. The agreement to limit the Fund's expenses and for the Fund to potentially reimburse expenses is in effect through November 30, 2013, with successive renewal terms of one year thereafter unless terminated by the Trust or the Advisor prior to such renewal. The Trust may terminate this agreement during the term on 90 days' prior written notice. The Advisor may, with the approval of the Independent Trustees of the Board of Trustees of the Fund, terminate this agreement during the term on 90 days' prior written notice.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Sherwood Forest Alternative Fund (USD $)	Expense Example, with Redemption, 1 Year		Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	181		693	1,233	2,708
Class A Shares	769		1,300	1,855	3,361
Class C Shares	481	[1]	991	1,724	3,660
Platform Shares	206		769	1,358	2,956
[1]	If you did not redeem your shares your cost would be $281 for the one year period.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 5840% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund applies proprietary methodologies to take advantage of potential short-term, intermediate term and long-term moves that seem to play out in various markets – the Fund’s investment advisor, Sherwood Forest Capital Management (the “Advisor”) refers to this management approach as Trend Following.  In implementing this Trend Following, the Fund will invest in exchange traded funds (ETFs) which represent various major indices.  These indices include:  U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and, various currency indices.

The goal of the Fund is to capture profits from rising and declining periods of the equities markets and to a lesser degree, commodities, currency and fixed income markets.  The Advisor’s top-down strategies and methodologies are designed to profit from market trends in both directions in broad asset classes, with little regard for fundamental research and/or analysis of individual equity or debt securities. The Advisor seeks investment opportunities for the Fund in ETFs as potential trends are identified. An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index. The Fund may invest in ETFs designed to provide investment results that match the performance of an underlying index.  The Fund may also invest in ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index, or that are designed to track a particular index but which apply a formula to reduce the number of securities held by the ETF according to the view of the advisor to the ETF as to which securities have the greatest potential for growth (generally, these are referred to as “Enhanced ETFs”).  Where the Fund seeks to invest in ETFs that are designed to provide investment results that provide the opposite result as the underlying index, the ETF is described as an Inverse ETF.  In seeking to provide such results, an ETF, in particular, an Enhanced Inverse ETF, may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund may also invest in ETFs that invest in Treasury bond securities which range in their effective duration of 10-20 years and weighted average maturity that will range between 20-30 years.  The Fund may also invest in ETFs which aim to provide “Inverse” exposure to long equivalent securities of the same Treasury Bond index securities.  The expenses associated with investing in ETFs are typically lower than the expenses associated with investing in all of the underlying securities which comprise the indices that the ETFs track. The Fund’s assets may be allocated among the different types of ETFs at the Advisor’s discretion.

When the Advisor identifies potential rising trends in the market, ETFs which hold traditional equity holdings are purchased. When the Advisor identifies potential falling trends in the market, Inverse ETFs which move in an inverse relationship to the market are purchased.  The Advisor seeks to invest in short term trends, intermediate term trends, and long term trends, where such trend are quantified in length based on the following; 1-4 weeks for a short term trend, 3-6 months for intermediate term trends, and 6-24 months for long term trends.  The Advisor’s strategy for the Fund is not biased towards ETFs which represent long investments or short investments - each opportunity is independently evaluated.  The Advisor invests primarily in ETFs based on equity indices, but allocations in other asset classes are made as well.  The Advisor also purchases ETFs that cover the following asset classes: commodities, currencies and fixed income. The Advisor also actively employs the use of cash and cash equivalents and, in particular, shares of money market funds.   As a result the broad diversification and the advisor’s ability to invest both long (utilizing ETFs) or short (utilizing inverse and/or enhanced ETFs) across these asset classes, the strategy may offer low volatility compared to traditional investment strategies. Furthermore, the Advisor’s methodology is designed to provide returns that are un-correlated with the broad investment market over a long-term time frame.  The Advisor may utilize inverse and/or enhanced ETFs without limitation other than those imposed by applicable law.

Under normal market conditions, the Fund may allocate up to 100% of its assets among ETFs representing various regions and countries, including the United States.  The Fund may invest up to 75% in ETFs that have underlying securities that are domestic and international equities, and up to 25% in ETFs that invest in commodity indices or instruments.  The Fund will generally limit investment in ETFs that are based on international equity holdings to 50% net long.  Generally, the Fund will limit the allocation to ETFs that provide inverse exposure to 50%, net.  The Fund generally limits investment in currency-based ETFs and fixed-income based ETFs to 5% each.  As conditions warrant, the Fund may deviate from this strategy.  The Fund may invest directly in the securities which comprise the ETFs discussed above, such as individual equities and U.S. Government obligations. In addition to ETFs, the Fund’s investments in U.S. fixed income markets may include other investment companies such as money market funds.  Other than the foregoing limitations and other limitations imposed by law, the Fund may invest without limitation in EFs, including Enhanced ETFs and Inverse ETFs (and combinations thereof).

The Fund will engage in active and frequent trading of its portfolio securities.
PRINCIPAL RISKS

Risks in General —  Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments.  There is the risk that these and other factors may adversely affect the Fund’s performance.  You can lose money by investing in the Fund.

Market Risk —  The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Advisor in evaluating, selecting and monitoring the portfolio assets. If the Advisor's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.  To the extent the Fund invests in small and mid-capitalization companies, the Fund will be subject to additional risks.  The earnings and prospectus of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies.  The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies.  Smaller companies may also have limited markets, product lines, or financial resources and may lack management experience.

ETF Risk — Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.  To the extent the Fund invests in enhanced ETFs, the Fund will indirectly be subject to the risk of the ETF’s ability to identify and apply a formula for securities selection.

Inverse Correlation Risk — To the extent the Fund invests in ETFs, including Inverse ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETFs benchmark rises – a result that is the opposite from traditional mutual funds.  During periods of higher index volatility, longer-term results for such ETFs may be more or less than twice the inverse of the return of the underlying index.  This effect becomes more pronounced as volatility increases.   Additionally, because these types of ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.

Foreign Securities Risk —  Investing in foreign investments carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.  Investing in securities of companies located or operating in emerging markets generally also is riskier than investing in companies located or operating in developed countries.  Emerging market countries may have unstable governments and/or economies that are subject to sudden change.  These changes may be magnified by the countries emergent financial markets, resulting in significant volatility to investments in these countries.  These countries may also lack the legal, business and social framework to support securities markets.

Short Sales Strategy Risk — While the Fund does not directly engage in short selling, ETFs in which the Fund invests may engage in short selling.  Short sales are transactions in which a fund sells a security it does not own.  An underlying ETF must borrow the security to make delivery to the buyer. The underlying ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the underlying ETF. If the underlying security goes down in price between the time the underlying ETF sells the security and buys it back, the ETF will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the underlying ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, an underlying ETF could be subject to a theoretically unlimited loss on these securities. The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund’s investment performance may suffer if an underlying ETF is required to close out a short position earlier than it had intended. This would occur if the securities lender required the underlying ETF to deliver the securities the underlying ETF borrowed at the commencement of the short sale and the underlying ETF was unable to borrow the securities from another securities lender or otherwise obtain the security by other means.  Moreover, the Fund may be directly or indirectly subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the underlying ETF’s open short positions. These expenses negatively impact the performance of the Fund and underlying ETF. For example, when the underlying ETF short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the underlying ETF’s unrealized gain or reduces the underlying ETF’s unrealized loss on its short sale transaction. To the extent that the dividend that the underlying ETF is obligated to pay is greater than the return earned by the underlying ETF on investments, the performance of the underlying ETF (and that of the Fund) will be negatively impacted. Furthermore, the underlying ETF may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the underlying ETF to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The underlying ETF is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet its needs for immediate cash or other liquidity.

Derivatives Risk — The Fund’s or an underlying ETF’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money.  A small investment in derivatives could have a potentially large impact on the fund's performance.  Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the underlying instruments or the Fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument. The Fund may be required to segregate liquid assets in connection with the purchase of derivative instruments.

An underlying ETF may invest in derivative instruments such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.  The use of swap agreements entails certain risks, which may be different from, and possibly greater than, the risks associated with investing directly in the underlying asset for the swap agreement.  Because a swap is an obligation of a counterparty rather than a direct investment in a security, an ETF may suffer losses potentially equal to, or greater than, the full value of the swap if the counterparty fails to perform its obligations under the swap as a result of bankruptcy or otherwise.   Futures are contracts on commodities, currencies and stock market indices that attempt to predict the value of these securities at some date in the future.  The futures markets are highly unpredictable and an ETF could lose its entire investment and, in certain cases, more than it invested.  Additionally, an ETF may have trouble liquidating its investment in a futures contract, thus limited its access to cash.  Options give the buyer (in this case, the ETF) the right, but not the obligation to buy or sell an underlying asset (such as a security, futures contract or stock index) at a specific price on or before a certain date.   Options are subject to special risks and may not fully protect an ETF against declines in the value of its stocks.

Leverage Risk — The use of leverage and the use of derivatives by the ETFs in which the Fund may invest, may magnify the Fund’s gains or losses.  Additionally, certain derivatives may involve leverage, which could result in a loss substantially greater than the amount invested in the derivative itself.  Certain derivatives have the potential for unlimited loss, regardless of the size of the investment.  The Fund’s investments in underlying ETFs that engage in short selling creates leverage and can increase the risk and volatility of the Fund.

Fixed Income Risk — Investing in fixed income securities subjects the Fund to interest rate risk and credit risk.  Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline.  Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due.

Non-Diversification Risk —  The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Tax Risk — The Fund’s short sales will be subject to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

Risk Related to Investing in Commodities — The Fund indirectly invests in commodities by investing in ETFs.   Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as government regulation.  Some of the funds and ETFs in which the Fund may invest may invest in, or hold, directly or indirectly, physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Commodities generate no interest or dividends, and the return from investments in commodities will be derived solely from the price gains or losses from the commodity.  A given commodity’s price may also be significantly affected by developments in that industry or related industries and prices of commodities may fluctuate over short periods of time.  The Fund’s investments in ETFs are susceptible to fluctuations in the commodity markets. Any negative changes in commodity markets could have a great impact on such investments. Income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the tax RIC qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC. In addition, there is some uncertainty regarding the tax treatment of the Fund’s indirect investments in commodities (see the SAI for more information).

U.S. Government Obligations Risk — U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance, and other characteristics.  Similar to other issuers, changes to the financial condition and the credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Stock Selection Risk — Like all actively managed funds, there is a risk that the Advisor’s strategy for managing the Fund may not achieve the desired results.  The portfolio securities selected by the Advisor may not perform as anticipated, and may therefore fail to meet the Fund’s investment objective.  In addition, the prices of common stocks move up and down in response to economic and market conditions and anticipated events.  As a result, the price of the Fund’s investments may go down and you could lose money on your investment.  Similarly, at any given time, the Fund’s portfolio may be significantly (up to 100%) exposed to long positions or it may be significantly (up to 50%) exposed to short positions depending on the Advisor’s general beliefs about the directional trends of the markets.  If the Advisor’s beliefs are inaccurate, the Fund’s positions could lose value.

High Portfolio Turnover Rate Risk — High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (as high as 35%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains taxed at ordinary income rates.

PERFORMANCE HISTORY

The bar chart and table below provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

The bar chart below shows the Fund’s annual returns for the Institutional Class Shares of the Fund as of December 31, 2011.  The performance for the Fund’s other classes of shares would have been lower than the Institutional Class Shares  returns shown in the bar chart because the other expense of the classes of shares of the Fund differ.

Institutional Class Shares Total Return

During the periods shown in the bar chart, Institutional Shares' highest return for a calendar quarter was 10.22% (quarter ending 12/31/10) and the Institutional Shares' lowest return for a calendar quarter was (5.08%)(quarter ending 09/30/11).

Average Annual Total Returns For Period Ended December 31, 2011

The table below shows how average annual total returns of the Fund’s Institutional class of shares compared to those of the Fund’s benchmark.  The table also presents the impact of taxes on the Fund’s Institutional Class Shares.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement account.

Average Annual Total Returns Sherwood Forest Alternative Fund	1 Year	Since Inception	Inception Date
Institutional Shares	(10.43%)	1.58%	Feb 12, 2009
Institutional Shares Return After Taxes on Distributions	(12.75%)	0.39%	Feb 12, 2009
Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	(7.04%)	0.69%	Feb 12, 2009
Class A Shares	(15.86%)	(1.90%)	Jun 10, 2009
Class C Shares	(11.47%)	(0.65%)	May 13, 2009
Platform Shares	(10.74%)	1.83%	Mar 24, 2009
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	15.26%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 16, 2012
Registrant Name	dei_EntityRegistrantName	World Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 3, 2012
Prospectus Date	rr_ProspectusDate	Nov 16, 2012
Sherwood Forest Alternative Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of NAV at the time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees	rr_RedemptionFee	none
Exchange Fees	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.78%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	181
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	693
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,233
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,708
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Institutional Shares' highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Institutional Shares' lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.08%)
1 Year	rr_AverageAnnualReturnYear01	(10.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2009
Sherwood Forest Alternative Fund | Institutional Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2009
Sherwood Forest Alternative Fund | Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2009
Sherwood Forest Alternative Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of NAV at the time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees	rr_RedemptionFee	none
Exchange Fees	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	2.03%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	769
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,361
1 Year	rr_AverageAnnualReturnYear01	(15.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 10, 2009
Sherwood Forest Alternative Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of NAV at the time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	2.00%
Redemption Fees	rr_RedemptionFee	none
Exchange Fees	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	2.78%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	481	[2]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	991
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,724
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,660
1 Year	rr_AverageAnnualReturnYear01	(11.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2009
Sherwood Forest Alternative Fund | Platform Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of NAV at the time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees	rr_RedemptionFee	none
Exchange Fees	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	2.03%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	206
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	769
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,358
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,956
1 Year	rr_AverageAnnualReturnYear01	(10.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 24, 2009
Sherwood Forest Alternative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY
Objective	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary	rr_ObjectivePrimaryTextBlock	The objective of the Sherwood Forest Alternative Fund (the “Fund”) is to seek long-term capital appreciation by realizing gains during periods of rising and declining markets.
Expense	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 5840% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5840.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Fund applies proprietary methodologies to take advantage of potential short-term, intermediate term and long-term moves that seem to play out in various markets – the Fund’s investment advisor, Sherwood Forest Capital Management (the “Advisor”) refers to this management approach as Trend Following.  In implementing this Trend Following, the Fund will invest in exchange traded funds (ETFs) which represent various major indices.  These indices include:  U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and, various currency indices.

The goal of the Fund is to capture profits from rising and declining periods of the equities markets and to a lesser degree, commodities, currency and fixed income markets.  The Advisor’s top-down strategies and methodologies are designed to profit from market trends in both directions in broad asset classes, with little regard for fundamental research and/or analysis of individual equity or debt securities. The Advisor seeks investment opportunities for the Fund in ETFs as potential trends are identified. An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index. The Fund may invest in ETFs designed to provide investment results that match the performance of an underlying index.  The Fund may also invest in ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index, or that are designed to track a particular index but which apply a formula to reduce the number of securities held by the ETF according to the view of the advisor to the ETF as to which securities have the greatest potential for growth (generally, these are referred to as “Enhanced ETFs”).  Where the Fund seeks to invest in ETFs that are designed to provide investment results that provide the opposite result as the underlying index, the ETF is described as an Inverse ETF.  In seeking to provide such results, an ETF, in particular, an Enhanced Inverse ETF, may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund may also invest in ETFs that invest in Treasury bond securities which range in their effective duration of 10-20 years and weighted average maturity that will range between 20-30 years.  The Fund may also invest in ETFs which aim to provide “Inverse” exposure to long equivalent securities of the same Treasury Bond index securities.  The expenses associated with investing in ETFs are typically lower than the expenses associated with investing in all of the underlying securities which comprise the indices that the ETFs track. The Fund’s assets may be allocated among the different types of ETFs at the Advisor’s discretion.

When the Advisor identifies potential rising trends in the market, ETFs which hold traditional equity holdings are purchased. When the Advisor identifies potential falling trends in the market, Inverse ETFs which move in an inverse relationship to the market are purchased.  The Advisor seeks to invest in short term trends, intermediate term trends, and long term trends, where such trend are quantified in length based on the following; 1-4 weeks for a short term trend, 3-6 months for intermediate term trends, and 6-24 months for long term trends.  The Advisor’s strategy for the Fund is not biased towards ETFs which represent long investments or short investments - each opportunity is independently evaluated.  The Advisor invests primarily in ETFs based on equity indices, but allocations in other asset classes are made as well.  The Advisor also purchases ETFs that cover the following asset classes: commodities, currencies and fixed income. The Advisor also actively employs the use of cash and cash equivalents and, in particular, shares of money market funds.   As a result the broad diversification and the advisor’s ability to invest both long (utilizing ETFs) or short (utilizing inverse and/or enhanced ETFs) across these asset classes, the strategy may offer low volatility compared to traditional investment strategies. Furthermore, the Advisor’s methodology is designed to provide returns that are un-correlated with the broad investment market over a long-term time frame.  The Advisor may utilize inverse and/or enhanced ETFs without limitation other than those imposed by applicable law.

Under normal market conditions, the Fund may allocate up to 100% of its assets among ETFs representing various regions and countries, including the United States.  The Fund may invest up to 75% in ETFs that have underlying securities that are domestic and international equities, and up to 25% in ETFs that invest in commodity indices or instruments.  The Fund will generally limit investment in ETFs that are based on international equity holdings to 50% net long.  Generally, the Fund will limit the allocation to ETFs that provide inverse exposure to 50%, net.  The Fund generally limits investment in currency-based ETFs and fixed-income based ETFs to 5% each.  As conditions warrant, the Fund may deviate from this strategy.  The Fund may invest directly in the securities which comprise the ETFs discussed above, such as individual equities and U.S. Government obligations. In addition to ETFs, the Fund’s investments in U.S. fixed income markets may include other investment companies such as money market funds.  Other than the foregoing limitations and other limitations imposed by law, the Fund may invest without limitation in EFs, including Enhanced ETFs and Inverse ETFs (and combinations thereof).

		The Fund will engage in active and frequent trading of its portfolio securities.
Risk	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative	rr_RiskNarrativeTextBlock

Risks in General —  Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments.  There is the risk that these and other factors may adversely affect the Fund’s performance.  You can lose money by investing in the Fund.

Market Risk —  The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Advisor in evaluating, selecting and monitoring the portfolio assets. If the Advisor's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.  To the extent the Fund invests in small and mid-capitalization companies, the Fund will be subject to additional risks.  The earnings and prospectus of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies.  The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies.  Smaller companies may also have limited markets, product lines, or financial resources and may lack management experience.

ETF Risk — Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.  To the extent the Fund invests in enhanced ETFs, the Fund will indirectly be subject to the risk of the ETF’s ability to identify and apply a formula for securities selection.

Inverse Correlation Risk — To the extent the Fund invests in ETFs, including Inverse ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETFs benchmark rises – a result that is the opposite from traditional mutual funds.  During periods of higher index volatility, longer-term results for such ETFs may be more or less than twice the inverse of the return of the underlying index.  This effect becomes more pronounced as volatility increases.   Additionally, because these types of ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.

Foreign Securities Risk —  Investing in foreign investments carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.  Investing in securities of companies located or operating in emerging markets generally also is riskier than investing in companies located or operating in developed countries.  Emerging market countries may have unstable governments and/or economies that are subject to sudden change.  These changes may be magnified by the countries emergent financial markets, resulting in significant volatility to investments in these countries.  These countries may also lack the legal, business and social framework to support securities markets.

Short Sales Strategy Risk — While the Fund does not directly engage in short selling, ETFs in which the Fund invests may engage in short selling.  Short sales are transactions in which a fund sells a security it does not own.  An underlying ETF must borrow the security to make delivery to the buyer. The underlying ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the underlying ETF. If the underlying security goes down in price between the time the underlying ETF sells the security and buys it back, the ETF will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the underlying ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, an underlying ETF could be subject to a theoretically unlimited loss on these securities. The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund’s investment performance may suffer if an underlying ETF is required to close out a short position earlier than it had intended. This would occur if the securities lender required the underlying ETF to deliver the securities the underlying ETF borrowed at the commencement of the short sale and the underlying ETF was unable to borrow the securities from another securities lender or otherwise obtain the security by other means.  Moreover, the Fund may be directly or indirectly subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the underlying ETF’s open short positions. These expenses negatively impact the performance of the Fund and underlying ETF. For example, when the underlying ETF short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the underlying ETF’s unrealized gain or reduces the underlying ETF’s unrealized loss on its short sale transaction. To the extent that the dividend that the underlying ETF is obligated to pay is greater than the return earned by the underlying ETF on investments, the performance of the underlying ETF (and that of the Fund) will be negatively impacted. Furthermore, the underlying ETF may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the underlying ETF to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The underlying ETF is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet its needs for immediate cash or other liquidity.

Derivatives Risk — The Fund’s or an underlying ETF’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money.  A small investment in derivatives could have a potentially large impact on the fund's performance.  Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the underlying instruments or the Fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument. The Fund may be required to segregate liquid assets in connection with the purchase of derivative instruments.

An underlying ETF may invest in derivative instruments such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.  The use of swap agreements entails certain risks, which may be different from, and possibly greater than, the risks associated with investing directly in the underlying asset for the swap agreement.  Because a swap is an obligation of a counterparty rather than a direct investment in a security, an ETF may suffer losses potentially equal to, or greater than, the full value of the swap if the counterparty fails to perform its obligations under the swap as a result of bankruptcy or otherwise.   Futures are contracts on commodities, currencies and stock market indices that attempt to predict the value of these securities at some date in the future.  The futures markets are highly unpredictable and an ETF could lose its entire investment and, in certain cases, more than it invested.  Additionally, an ETF may have trouble liquidating its investment in a futures contract, thus limited its access to cash.  Options give the buyer (in this case, the ETF) the right, but not the obligation to buy or sell an underlying asset (such as a security, futures contract or stock index) at a specific price on or before a certain date.   Options are subject to special risks and may not fully protect an ETF against declines in the value of its stocks.

Leverage Risk — The use of leverage and the use of derivatives by the ETFs in which the Fund may invest, may magnify the Fund’s gains or losses.  Additionally, certain derivatives may involve leverage, which could result in a loss substantially greater than the amount invested in the derivative itself.  Certain derivatives have the potential for unlimited loss, regardless of the size of the investment.  The Fund’s investments in underlying ETFs that engage in short selling creates leverage and can increase the risk and volatility of the Fund.

Fixed Income Risk — Investing in fixed income securities subjects the Fund to interest rate risk and credit risk.  Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline.  Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due.

Non-Diversification Risk —  The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Tax Risk — The Fund’s short sales will be subject to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

Risk Related to Investing in Commodities — The Fund indirectly invests in commodities by investing in ETFs.   Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as government regulation.  Some of the funds and ETFs in which the Fund may invest may invest in, or hold, directly or indirectly, physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Commodities generate no interest or dividends, and the return from investments in commodities will be derived solely from the price gains or losses from the commodity.  A given commodity’s price may also be significantly affected by developments in that industry or related industries and prices of commodities may fluctuate over short periods of time.  The Fund’s investments in ETFs are susceptible to fluctuations in the commodity markets. Any negative changes in commodity markets could have a great impact on such investments. Income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the tax RIC qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC. In addition, there is some uncertainty regarding the tax treatment of the Fund’s indirect investments in commodities (see the SAI for more information).

U.S. Government Obligations Risk — U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance, and other characteristics.  Similar to other issuers, changes to the financial condition and the credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Stock Selection Risk — Like all actively managed funds, there is a risk that the Advisor’s strategy for managing the Fund may not achieve the desired results.  The portfolio securities selected by the Advisor may not perform as anticipated, and may therefore fail to meet the Fund’s investment objective.  In addition, the prices of common stocks move up and down in response to economic and market conditions and anticipated events.  As a result, the price of the Fund’s investments may go down and you could lose money on your investment.  Similarly, at any given time, the Fund’s portfolio may be significantly (up to 100%) exposed to long positions or it may be significantly (up to 50%) exposed to short positions depending on the Advisor’s general beliefs about the directional trends of the markets.  If the Advisor’s beliefs are inaccurate, the Fund’s positions could lose value.

High Portfolio Turnover Rate Risk — High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (as high as 35%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains taxed at ordinary income rates.

Risk Lose Money	rr_RiskLoseMoney	There is the risk that these and other factors may adversely affect the Fund’s performance. You can lose money by investing in the Fund.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

The bar chart below shows the Fund’s annual returns for the Institutional Class Shares of the Fund as of December 31, 2011.  The performance for the Fund’s other classes of shares would have been lower than the Institutional Class Shares  returns shown in the bar chart because the other expense of the classes of shares of the Fund differ.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-527-9525
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.theworldfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Institutional Class Shares Total Return
Annual Return 2010	rr_AnnualReturn2010	8.30%
Annual Return 2011	rr_AnnualReturn2011	(10.43%)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, Institutional Shares' highest return for a calendar quarter was 10.22% (quarter ending 12/31/10) and the Institutional Shares' lowest return for a calendar quarter was (5.08%)(quarter ending 09/30/11).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Period Ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s Institutional class of shares compared to those of the Fund’s benchmark.  The table also presents the impact of taxes on the Fund’s Institutional Class Shares.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement account.

Sherwood Forest Alternative Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	15.26%
[1]	The Advisor has contractually agreed to reduce fees and reimburse expenses until November 30, 2013 in order to keep Net Operating Expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.90%, 2.65% 1.65% and 1.90% for the Fund's Class A, Class C, Institutional and Platform shares, respectively If at any point it becomes unnecessary for the Advisor to waive fees or make expense reimbursements, the Advisor may recover the sum of all fees previously waived or reimbursed by the Advisor to the Fund during any of the previous three (3) years provided total expenses do not exceed the limitations set forth above. The agreement to limit the Fund's expenses and for the Fund to potentially reimburse expenses is in effect through November 30, 2013, with successive renewal terms of one year thereafter unless terminated by the Trust or the Advisor prior to such renewal. The Trust may terminate this agreement during the term on 90 days' prior written notice. The Advisor may, with the approval of the Independent Trustees of the Board of Trustees of the Fund, terminate this agreement during the term on 90 days' prior written notice.
[2]	If you did not redeem your shares your cost would be $281 for the one year period.